INVENTORIES	12 Months Ended
Dec. 31, 2016
INVENTORIES [Abstract]
INVENTORIES
6.	InVENTORIES

Inventories consist of the following :

in millions of $	As of December 31,
	2015	2016

Raw materials	110.8	76.0
Work-in-progress	39.1	29.5
Finished goods	243.6	211.1
Project assets	12.6	21.9

	406.1	338.5

As of December 31, 2015 and 2016, raw materials amounting to $19.6 million and nil of the Group were held in custody by other parties for processing. The write-down of inventories amounted to $6.6 million, $10.2 million and $0.9 million for the years ended December 31, 2014, 2015 and 2016, respectively.